Schedule of investments
Delaware Tax-Free USA Fund	November 30, 2020 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.74%
Corporate Revenue Bonds — 17.48%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	5,330,000	$5,390,389
Buckeye, Ohio Tobacco Settlement Financing Authority
(Asset-Backed Senior) Series B-2 5.00% 6/1/55	2,815,000	3,165,805
(Senior) Series A-2 4.00% 6/1/48	5,550,000	6,274,997
Central Plains, Nebraska Energy Project
(Project No. 3)
Series A 5.00% 9/1/31	2,810,000	3,737,693
Series A 5.00% 9/1/35	2,160,000	3,010,284
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 1.536% 6/1/60 ^	57,695,000	2,576,659
Florida Development Finance Surface Transportation Facilities Revenue
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	3,245,000	2,869,716
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation-Asset-Backed) Series B 1.473% 6/1/47 ^	10,210,000	2,187,288
Hoover, Alabama Industrial Development Board
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	5,000,000	4,560,550
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bond) 144A 7.00% 3/1/39 (AMT) #	3,030,000	2,923,889
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 0.967% 6/1/57 #, ^	105,485,000	6,233,109
Series F 144A 1.382% 6/1/57 #, ^	60,485,000	2,573,637
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,400,000	6,055,148
Series A 5.00% 9/1/46	2,500,000	3,716,325
Michigan Finance Authority Revenue
Series B-1 5.00% 6/1/49	1,500,000	1,799,055
M-S-R Energy Authority, California Gas Revenue
Series A 6.125% 11/1/29	1,870,000	2,396,087
Series B 6.50% 11/1/39	5,000,000	8,284,150
Series C 6.50% 11/1/39	1,500,000	2,485,245
NQ-011 [11/20] 1/21 (1472019)    1

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New Jersey Economic Development Authority Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,365,000	$1,449,070
New York Liberty Development Revenue
(Bank of America Tower At One Bryant Park Project) Class 3 2.80% 9/15/69	4,400,000	4,271,300
New York Transportation Development Corporation Special Facility Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project) Series 2018 4.00% 1/1/36 (AMT)	910,000	979,670
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	5,000,000	7,916,200
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	1,600,000	2,264,112
Shoals, Indiana
(National Gypsum Co. Project) 7.25% 11/1/43 (AMT)	1,940,000	2,056,342
Southern Ohio Port Authority
(Purecycle Project) Series A 144A 7.00% 12/1/42 (AMT) #	500,000	520,030
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project) Series B-2 2.375% 6/1/37 •	5,000,000	5,154,650
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.558% 6/1/46 ^	10,570,000	2,120,765
(Capital Appreciation-3rd Subordinate Lien) Series D 0.307% 6/1/46 ^	1,740,000	293,781
Valparaiso, Indiana
(Pratt Paper, LLC Project) 7.00% 1/1/44 (AMT)	1,780,000	2,009,246
Virginia Tobacco Settlement Financing
(Capital Appreciation)
Series C 2.419% 6/1/47 ^	31,035,000	6,700,146
Series D 2.545% 6/1/47 ^	22,300,000	4,914,474
		110,889,812
2    NQ-011 [11/20] 1/21 (1472019)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds — 7.30%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project) 144A 6.00% 7/1/47 #	1,385,000	$1,622,389
Auburn University, Alabama General Fee Revenue
Series A 5.00% 6/1/33	1,720,000	2,197,420
California Educational Facilities Authority Revenue
(Loma Linda University) Series A 5.00% 4/1/47	1,000,000	1,137,260
(Stanford University) Series V-1 5.00% 5/1/49	6,325,000	10,525,812
California School Finance Authority
Series A 144A 5.00% 8/1/50 #	1,770,000	2,109,079
Capital Trust Agency, Florida
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	1,750,000	1,804,373
District of Columbia Revenue
5.00% 6/1/40	1,500,000	1,771,365
5.00% 6/1/50	1,000,000	1,161,080
(KIPP DC Issue)
4.00% 7/1/44	500,000	549,630
4.00% 7/1/49	1,375,000	1,502,380
Illinois Finance Authority Revenue
(University of Illinois at Chicago Project)
Series A 5.00% 2/15/47	1,860,000	1,786,400
Series A 5.00% 2/15/50	540,000	513,718
New Jersey Economic Development Authority
(Provident Group - Montclair State University) 5.00% 6/1/42 (AGM)	1,250,000	1,464,325
University of Texas System Board of Regents
Series B 5.00% 8/15/49	10,000,000	16,554,500
Utah Charter School Finance Authority Revenue
(Wallace Stegner Academy Project) Series A 144A 5.00% 6/15/49 #	1,590,000	1,651,883
		46,351,614
Electric Revenue Bonds — 3.63%
Electric and Gas Systems Revenue San Antonio, Texas
5.25% 2/1/24	2,500,000	2,892,325
Long Island, New York Power Authority Electric System Revenue
5.00% 9/1/47	1,605,000	1,949,449
NQ-011 [11/20] 1/21 (1472019)    3

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3 & 4 Project) Series A 5.00% 1/1/56	2,600,000	$3,112,954
Puerto Rico Electric Power Authority
Series A 5.05% 7/1/42 ‡	130,000	97,500
Puerto Rico Electric Power Authority Revenue
Series A 6.75% 7/1/36 ‡	500,000	382,500
Series AAA 5.25% 7/1/25 ‡	75,000	56,438
Series CCC 5.25% 7/1/27 ‡	2,570,000	1,933,925
Series TT 5.00% 7/1/32 ‡	3,165,000	2,373,750
Series WW 5.00% 7/1/28 ‡	400,000	300,000
Series XX 4.75% 7/1/26 ‡	265,000	197,292
Series XX 5.25% 7/1/40 ‡	1,285,000	966,962
Series XX 5.75% 7/1/36 ‡	940,000	712,050
Series ZZ 4.75% 7/1/27 ‡	210,000	156,450
Series ZZ 5.25% 7/1/24 ‡	105,000	79,013
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
(Salt River Project Electric System) Series A 5.00% 1/1/30	6,000,000	7,799,700
		23,010,308
Healthcare Revenue Bonds — 13.10%
Alachua County, Florida Health Facilities Authority
(Oak Hammock University) Series A 8.00% 10/1/42	1,000,000	1,092,180
Allegheny County, Pennsylvania Hospital Development Authority Revenue
(Allegheny Health Network Obligated Group Issue) Series A 5.00% 4/1/47	1,800,000	2,136,564
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project) Series A 5.00% 1/1/54	1,070,000	933,361
(Second Tier - Great Lakes Senior Living Communities LLC Project)
Series B 5.00% 1/1/49	400,000	323,860
Series B 5.125% 1/1/54	470,000	380,916
California Health Facilities Financing Authority Revenue
(Kaiser Permanente) Series A-2 5.00% 11/1/47	5,365,000	8,287,047
(Sutter Health) Series A 5.00% 11/15/38	1,000,000	1,242,860
4    NQ-011 [11/20] 1/21 (1472019)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Medical Centers) Series A 5.00% 2/1/42	2,550,000	$2,963,330
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/43	3,000,000	3,480,960
(American Baptist) 8.00% 8/1/43	2,040,000	2,170,805
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,100,000	2,099,895
(CommonSpirit Health)
Series A-2 4.00% 8/1/49	3,750,000	4,154,737
Series A-2 5.00% 8/1/44	3,000,000	3,614,730

(Mental Health Center Denver Project) Series A 5.75% 2/1/44	1,875,000	1,989,825
Cuyahoga County, Ohio
(The Metro Health System)
5.25% 2/15/47	2,235,000	2,618,325
5.50% 2/15/57	3,000,000	3,526,500
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project) Series A 5.75% 8/15/50	500,000	520,315
Lake County, Ohio Port & Economic Development Authority
(Tapestry Wicklife, LLC Project) Series A 144A 6.75% 12/1/52 #, ‡	1,300,000	460,720
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project) Series A 5.00% 1/1/49	2,500,000	2,243,375
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue Bonds
(Christian Care Surprise, Inc. Project) 144A 6.00% 1/1/48 #	1,195,000	1,207,034
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/46	2,000,000	2,279,020
Monroe County, New York Industrial Development
(Rochester Regional Health Project) Series A 4.00% 12/1/46	2,900,000	3,242,925
NQ-011 [11/20] 1/21 (1472019)    5

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Foulkeways At Gwynedd Project) 5.00% 12/1/46	1,500,000	$1,587,015
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 6.125% 7/1/50	2,250,000	2,342,115
New York State Dormitory Authority
(Orange Regional Medical Center)
144A 5.00% 12/1/34 #	400,000	468,596
144A 5.00% 12/1/35 #	1,200,000	1,399,764
144A 5.00% 12/1/37 #	800,000	925,656
Orange County, New York Funding Corporation Assisted Living Residence Revenue
6.50% 1/1/46	3,000,000	3,015,390
Oregon Health & Science University Revenue
(Capital Appreciation Insured) Series A 10.285% 7/1/21 (NATL) ^	400,000	399,348
Palm Beach County, Florida Health Facilities Authority
(Sinai Residences Boca Raton Project)
Series A 7.25% 6/1/34	120,000	130,881
Series A 7.50% 6/1/49	610,000	665,162
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #	1,785,000	1,517,250
Series A 144A 6.75% 12/1/53 #	3,115,000	2,648,996
Pennsylvania Higher Educational Facilities Authority Revenue
(Thomas Jefferson University) Series A 5.00% 9/1/45	2,000,000	2,239,120
(University Of Pennsylvania Health System) 4.00% 8/15/49	5,000,000	5,768,700
Rochester, Minnesota
(The Homestead at Rochester) Series A 6.875% 12/1/48	2,350,000	2,530,104
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project) Series A 5.50% 11/15/49	2,000,000	1,863,360
6    NQ-011 [11/20] 1/21 (1472019)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Corporation Retirement Facility Revenue
(Buckner Senior Living - Ventana Project) 6.625% 11/15/37	1,000,000	$1,075,540
Tempe, Arizona Industrial Development Authority Revenue
(Friendship Village) Series A 6.25% 12/1/46	1,000,000	1,020,600
(Mirabella At ASU Project) Series A 144A 6.125% 10/1/52 #	1,290,000	1,336,014
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	1,125,000	1,216,035
		83,118,930
Lease Revenue Bonds — 1.86%
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 6/15/50	1,000,000	1,024,230
Series A 5.00% 6/15/50	1,000,000	1,119,700
Series A 5.00% 6/15/57	1,620,000	1,773,625
New Jersey Economic Development Authority
(State Government Buildings Project) Series A 5.00% 6/15/47	2,250,000	2,558,745
New Jersey Transportation Trust Fund Authority
(Transportation Program) Series AA 5.00% 6/15/24	5,000,000	5,318,350
		11,794,650
Local General Obligation Bonds — 5.76%
Chicago, Illinois
Series A 5.25% 1/1/29	2,020,000	2,135,201
Series A 5.50% 1/1/49	1,000,000	1,093,280
Series A 6.00% 1/1/38	525,000	592,935
Chicago, Illinois Board of Education
5.00% 4/1/42	1,060,000	1,152,761
5.00% 4/1/46	1,085,000	1,172,646
Los Angeles, California Community College District
Series C 5.00% 8/1/25	2,500,000	3,055,075
Mecklenburg County, North Carolina
Series A 5.00% 4/1/25	2,500,000	3,017,550
Series A 5.00% 9/1/25	8,000,000	9,811,360
New York City, New York
Series E-1 5.00% 3/1/44	5,000,000	6,050,950
NQ-011 [11/20] 1/21 (1472019)    7

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
New York City, New York
Series F-1 5.00% 4/1/45	5,355,000	$6,476,551
Subseries D-1 4.00% 12/1/42	1,700,000	1,958,842
Subseries D-1 5.00% 10/1/36	20,000	20,712
		36,537,863
Pre-Refunded/Escrowed to Maturity Bonds — 4.38%
Illinois Railsplitter Tobacco Settlement Authority
6.00% 6/1/28-21 §	6,000,000	6,173,760
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) 6.50% 5/15/37-21 §	2,190,000	2,252,306
New York City, New York
Subseries D-1 5.00% 10/1/36-21 §	2,500,000	2,599,525
Oklahoma State Turnpike Authority Revenue
(First Senior) 6.00% 1/1/22	13,535,000	14,378,907
Southwestern Illinois Development Authority Revenue
(Memorial Group) 7.125% 11/1/43-23 §	2,000,000	2,386,660
		27,791,158
Special Tax Revenue Bonds — 14.64%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Tax Revenue
(City Center Project) 144A 5.375% 5/1/42 #	1,525,000	1,619,215
Conley Road Transportation Development District, Missouri
5.375% 5/1/47	2,000,000	2,026,120
GDB Debt Recovery Authority of Puerto Rico
7.50% 8/20/40	7,146,113	5,198,797
Massachusetts School Building Authority
Series C 5.00% 8/15/31	2,500,000	3,019,075
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/28	2,695,000	2,755,395
8    NQ-011 [11/20] 1/21 (1472019)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York City, New York Transitional Finance Authority
(Future Tax Secured Fiscal 2011) Series D-1 5.00% 2/1/26	3,000,000	$3,022,860
(Future Tax Secured Fiscal 2014) Series A-1 5.00% 11/1/42	10,000,000	11,135,900
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	2,155,000	1,898,059
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.55% 7/1/40	1,456,000	1,577,765
Series A-1 4.75% 7/1/53	15,423,000	16,756,010
Series A-1 5.00% 7/1/58	11,215,000	12,369,809
Series A-1 5.286% 7/1/46 ^	34,750,000	10,430,560
Series A-2 4.329% 7/1/40	7,234,000	7,732,857
Series A-2 4.329% 7/1/40	4,039,000	4,317,529
Series A-2 4.784% 7/1/58	5,500,000	5,987,520
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.75% 9/1/32	3,280,000	3,043,971
		92,891,442
State General Obligation Bonds — 13.75%
California State
(Various Purpose)
5.00% 8/1/27	2,500,000	3,127,975
5.00% 3/1/30	5,000,000	5,947,800
5.00% 4/1/32	1,400,000	1,981,350
5.00% 10/1/47	2,145,000	2,541,696
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,142,250
Commonwealth of Puerto Rico
Series A 5.25% 7/1/30 ‡	3,700,000	2,705,625
Series A 8.00% 7/1/35 ‡	4,615,000	3,022,825
Series B 5.00% 7/1/35 ‡	800,000	583,000
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,180,000	858,450
Series A 5.00% 7/1/41 ‡	3,220,000	2,093,000
Series A 5.125% 7/1/37 ‡	5,740,000	3,831,450
Series A 5.25% 7/1/31 ‡	785,000	574,031
NQ-011 [11/20] 1/21 (1472019)    9

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.25% 7/1/34 ‡	970,000	$709,313
Series A 5.375% 7/1/33 ‡	880,000	638,000
Series A 5.50% 7/1/39 ‡	1,785,000	1,213,800
Connecticut State
Series B 5.00% 6/15/35	2,475,000	2,891,146
Series E 5.00% 9/15/35	2,500,000	3,154,600
Series E 5.00% 9/15/37	2,250,000	2,826,765
Florida State
(Department Of Transportation Right-of-Way Acquisition and Bridge Construction)
Series A 4.00% 7/1/33	2,500,000	3,066,050
Series A 4.00% 7/1/34	3,660,000	4,454,293
Illinois State
5.00% 5/1/36	480,000	500,338
5.00% 11/1/36	1,780,000	1,896,928
5.00% 2/1/39	830,000	860,146
5.50% 5/1/39	5,000,000	5,643,500
Series A 5.00% 4/1/38	785,000	808,573
Series D 5.00% 11/1/27	3,500,000	3,861,655

(Rebuild Illinois Program) Series B 4.00% 11/1/39	8,380,000	8,443,353
Maryland State
Series A 5.00% 3/15/26	5,000,000	6,239,450
Series A 5.00% 3/15/28	3,000,000	3,966,870
New Jersey State
Series A 4.00% 6/1/32	2,790,000	3,422,354
Texas State
(Transportation Commission Mobility) Series A 5.00% 10/1/33	1,755,000	2,243,153
		87,249,739
Transportation Revenue Bonds — 17.45%
Chicago Transit Authority Revenue
Series A 4.00% 12/1/50	2,000,000	2,199,080
Series A 4.00% 12/1/55	1,750,000	1,913,975
Series A 5.00% 12/1/45	2,000,000	2,412,560
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	2,025,000	2,255,384
Chicago, Illinois O'Hare International Airport
Series B 5.00% 1/1/33	2,345,000	2,708,733
Series D 5.25% 1/1/42	2,000,000	2,383,980
10    NQ-011 [11/20] 1/21 (1472019)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Harris County, Texas Toll Road Authority
Senior Lien Series A 5.00% 8/15/27	3,750,000	$4,819,050
Love Field Airport Modernization, Texas General Airport Revenue Bonds
5.00% 11/1/35 (AMT)	1,000,000	1,172,040
5.00% 11/1/36 (AMT)	1,000,000	1,169,180
Metropolitan Transportation Authority Revenue, New York
Series D 5.00% 11/15/33	1,485,000	1,689,440
Metropolitan Washington, D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Projects) Series B 4.00% 10/1/49	4,280,000	4,781,060
New Jersey Turnpike Authority
Series A 5.00% 1/1/28	5,000,000	5,759,300
New York Transportation Development Corporation Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.375% 10/1/45 (AMT)	12,800,000	14,230,656
5.00% 10/1/40 (AMT)	1,600,000	1,863,216

(LaGuardia Airport Terminal B Redevelopment Project) Series A 5.00% 7/1/46 (AMT)	3,000,000	3,274,590
(Terminal 4 John F. Kennedy International Airport Project)
Series A 4.00% 12/1/40 (AMT)	1,545,000	1,735,282
Series A 5.00% 12/1/36 (AMT)	1,000,000	1,229,850
North Texas Tollway Authority Revenue
(Second Tier) Series A 5.00% 1/1/34	5,000,000	5,777,700
Series A 5.00% 1/1/43	7,000,000	8,577,660
Phoenix City, Arizona Civic Improvement Airport Revenue
Series B 5.00% 7/1/49 (AMT)	5,000,000	6,037,550
Port Authority of New York & New Jersey Special Project
(JFK International Air Terminal)
Series 8 6.00% 12/1/42	4,735,000	4,765,777
Series 8 6.50% 12/1/28	5,500,000	5,535,695
Salt Lake City, Utah Airport Revenue
Series B 5.00% 7/1/42	3,350,000	4,067,871
NQ-011 [11/20] 1/21 (1472019)    11

Schedule of investments
Delaware Tax-Free USA Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series A 5.00% 1/1/49	450,000	$506,138
Series B 5.00% 1/1/42 (AMT)	450,000	504,099
Series B 5.00% 1/1/48 (AMT)	1,035,000	1,148,529
Texas Private Activity Bond Surface Transportation Corporate Senior Lien
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility)
6.75% 6/30/43 (AMT)	2,490,000	2,840,468
7.00% 12/31/38 (AMT)	1,830,000	2,102,505

(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	10,000,000	11,834,400
Virginia Small Business Financing Authority Revenue
(Transform 66 P3 Project) 5.00% 12/31/56 (AMT)	1,220,000	1,389,629
		110,685,397
Water & Sewer Revenue Bond — 0.39%
Guam Government Waterworks Authority
Series A 5.00% 1/1/50	2,000,000	2,460,460
		2,460,460
Total Municipal Bonds (cost $579,000,817)		632,781,373
Total Value of Securities—99.74% (cost $579,000,817)		632,781,373
Receivables and Other Assets Net of Liabilities—0.26%		1,656,051
Net Assets Applicable to 52,227,858 Shares Outstanding—100.00%		$634,437,424
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2020, the aggregate value of Rule 144A securities was $44,495,728, which represents 7.01% of the Fund's net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
12    NQ-011 [11/20] 1/21 (1472019)

(Unaudited)
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2020. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
NATL – Insured by National Public Finance Guarantee Corporation
USD – US Dollar
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